Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 5,798	$ 10,516
Due to container investors, net	19,151	21,978
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	15,050	13,226
Prepaid expenses and other current assets	143	189
Accounts payable and accrued expenses	(1,840)	(1,953)
Due from to related party	$ 13,353	$ 11,462